Construction Contracts - Summary of Changes in Total Contract Amount in Which Revenue is Not Yet Recognized (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Construction Services Contracts [Abstract]
Beginning balance	₩ 5,594,946	₩ 2,783,935	₩ 3,152,725
Increase and decrease
New orders and foreign exchange impact	1,029,165	3,578,599	458,635
Changes in scope of construction work	43,116	81,401	72,427
Increase (decrease) in Construction contracts from new orders and foreign exchange	986,049	3,457,964	386,208
Recognized as revenue	(785,395)	(646,953)	(754,998)
Ending balance	₩ 5,795,600	₩ 5,594,946	₩ 2,783,935